Form N-1A Supplement	Jul. 01, 2025
abrdn International Small Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

abrdn Funds

(the “Trust”)

abrdn International Small Cap Fund

(the “Fund”)

Supplement dated July 1, 2025 to the Fund’s Prospectus dated February 28, 2025,

as supplemented to date

Effective immediately, the Fund’s principal investment strategies and investment risks are revised to reflect that the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”).